Disclosure of detailed information about entity reportable segments, income and expenditures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 1	$ 0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 2	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 3	37,161
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 4	15,265
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 5	31,934
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 6	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 7	84,360
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 8	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 9	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 10	6,210
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 11	33,154
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 12	26,775
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 13	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 14	66,139
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 15	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 16	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 17	43,371
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 18	48,419
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 19	58,709
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 20	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 21	150,499
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 22	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 23	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 24	6,027
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 25	5,023
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 26	8,798
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 27	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 28	19,848
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 29	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 30	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 31	1,951
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 32	978
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 33	1,765
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 34	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 35	4,694
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 36	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 37	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 38	2,948
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 39	2,419
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 40	3,023
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 41	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 42	8,390
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 43	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 44	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 45	68
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 46	67
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 47	67
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 48	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 49	202
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 50	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 51	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 52	209
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 53	(91)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 54	36
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 55	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 56	154
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 57	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 58	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 59	11,203
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 60	8,396
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 61	13,689
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 62	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 63	33,288
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 64	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 65	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 66	12,567
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 67	11,777
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 68	15,900
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 69	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 70	40,244
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 71	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 72	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 73	6,709
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 74	6,921
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 75	8,742
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 76	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 77	22,372
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 78	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 79	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 80	2,164
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 81	1,893
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 82	2,906
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 83	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 84	6,963
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 85	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 86	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 87	833
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 88	(227)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 89	59
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 90	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 91	665
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 92	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 93	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 94	22,273
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 95	20,364
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 96	27,607
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 97	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 98	70,244
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 99	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 100	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 101	13,934
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 102	1,900
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 103	1,332
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 104	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 105	17,166
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 106	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 107	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 108	(569)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 109	(6)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 110	(9)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 111	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 112	(584)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 113	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 114	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 115	13,365
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 116	1,894
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 117	1,323
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 118	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 119	16,582
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 120	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 121	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 122	1,239
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 123	228
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 124	273
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 125	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 126	1,740
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 127	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 128	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 129	166
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 130	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 131	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 132	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 133	166
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 134	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 135	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 136	48,246
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 137	30,882
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 138	42,892
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 139	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 140	122,020
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 141	(7,694)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 142	(10,564)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 143	(4,875)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 144	17,537
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 145	15,817
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 146	(2,334)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 147	7,887
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 148	(10)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 149	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 150	676
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 151	3,981
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 152	3
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 153	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 154	4,650
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 155	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 156	200
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 157	(5,589)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 158	(1,473)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 159	415
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 160	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 161	(6,447)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 162	(10)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 163	200
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 164	(4,913)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 165	2,508
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 166	418
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 167	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 168	(1,797)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 169	(7,684)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 170	(10,764)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 171	38
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 172	15,029
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 173	15,399
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 174	(2,334)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 175	$ 9,684
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 1		$ 0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 2		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 3		34,349
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 4		18,166
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 5		34,250
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 6		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 7		86,765
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 8		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 9		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 10		5,871
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 11		37,907
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 12		26,224
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 13		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 14		70,002
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 15		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 16		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 17		40,220
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 18		56,073
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 19		60,474
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 20		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 21		156,767
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 22		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 23		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 24		4,925
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 25		5,687
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 26		8,556
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 27		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 28		19,168
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 29		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 30		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 31		1,797
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 32		936
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 33		1,655
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 34		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 35		4,388
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 36		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 37		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 38		2,865
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 39		2,446
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 40		2,772
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 41		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 42		8,083
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 43		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 44		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 45		26
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 46		26
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 47		26
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 48		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 49		78
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 50		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 51		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 52		(759)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 53		144
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 54		74
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 55		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 56		(541)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 57		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 58		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 59		8,854
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 60		9,239
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 61		13,083
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 62		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 63		31,176
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 64		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 65		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 66		11,098
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 67		9,510
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 68		18,055
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 69		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 70		38,663
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 71		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 72		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 73		7,491
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 74		7,842
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 75		11,061
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 76		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 77		26,394
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 78		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 79		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 80		2,385
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 81		1,820
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 82		2,885
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 83		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 84		7,090
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 85		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 86		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 87		(1,983)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 88		408
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 89		226
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 90		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 91		(1,349)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 92		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 93		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 94		18,991
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 95		19,580
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 96		32,227
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 97		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 98		70,798
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 99		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 100		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 101		7,186
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 102		3,905
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 103		2,714
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 104		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 105		13,805
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 106		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 107		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 108		(396)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 109		259
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 110		284
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 111		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 112		147
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 113		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 114		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 115		6,790
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 116		4,164
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 117		2,998
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 118		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 119		13,952
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 120		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 121		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 122		1,405
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 123		268
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 124		275
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 125		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 126		1,948
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 127		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 128		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 129		36,040
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 130		33,251
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 131		48,583
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 132		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 133		117,874
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 134		(16,196)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 135		(9,840)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 136		4,180
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 137		22,822
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 138		11,891
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 139		(538)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 140		12,319
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 141		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 142		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 143		510
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 144		6,811
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 145		434
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 146		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 147		7,755
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 148		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 149		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 150		681
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 151		(62)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 152		35
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 153		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 154		654
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 155		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 156		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 157		1,191
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 158		6,749
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 159		469
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 160		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 161		8,409
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 162		(16,196)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 163		(9,840)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 164		2,989
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 165		16,073
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 166		11,422
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 167		(538)
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Income And Expenditures 168		$ 3,910